INVENTORIES - Changes in provision for losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in provision for losses
Balance at the beginning of the year	R$ (33,195)	R$ (51,911)
Business combination with Fibria	(11,117)
Addition	(111,077)	(10,605)
Reversal	9,734	5,873
Write-off	38,942	23,448
Balance at the end of the year	(106,713)	(33,195)
Finished goods, estimated losses	42,470
Raw materials, estimated losses	39,382
Spare parts, write-off of inventory	5,786
Raw materials, write-off of inventory	26,083
Inventory, additional write-off recognized in the income statement	5,190	29,828
Inventories pledged as security for liabilities	R$ 0	R$ 0